Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in valuation allowance	$ 690,000	$ 470,000
Net operating loss carryforwards	$ 2,132,000
Net operating loss carryforwards expiration	Dec. 31, 2035
Research and development credit carryforwards	$ 76,000
State
Net operating loss carryforwards	$ 259,000
Net operating loss carryforwards expiration	Dec. 31, 2027